Advances to suppliers, net (Tables)	6 Months Ended
Mar. 31, 2025
Advances to suppliers, net
Schedule of advances to suppliers
	As of	As of
	March 31,	September 30,
	2025	2024
	(unaudited)	(audited)
Advances for raw materials purchase	$22,697,839	$28,400,856
Less: allowance for credit losses	(1,972,881)	(1,912,362)
Advances to suppliers, net	$20,724,958	$26,488,494

Schedule of movement of allowance for doubtful accounts
	For the six months ended	For the six months ended
	March 31,	September 30,
	2025	2024
	(unaudited)	(audited)
Balance as of beginning of period	$1,912,362	$54,217
Addition	125,639	1,807,897
Translation adjustments	(65,120)	50,248
Balance as of end of period	$1,972,881	$1,912,362